UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund

Semi-Annual Report
September 30, 2023

Pemberwick Fund

Table of Contents

Performance Overview	3

Sector Allocation of Portfolio Assets	4

Schedule of Investments	5

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to the Financial Statements	21

Expense Example	30

Notice to Shareholders	32

Privacy Notice	33

Pemberwick Fund

INVESTMENT HIGHLIGHTS
(Unaudited)

					Since
Average Annual Total Return					Inception
Periods Ended September 30, 2023:	1 Year	3 Year	5 Year	10 Year	(2/1/2010)
Pemberwick Fund (No Load)	5.07%	1.47%	1.89%	1.47%	1.47%
Bloomberg Barclays 1-3 Year
US Government/Credit Index	2.77%	-0.72%	1.21%	1.02%	1.14%

Total Annual Fund Operating Expenses as of 7/31/2023 Prospectus: 0.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-893-4491.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on February 1, 2010, the Fund’s inception date.  Returns reflect the reinvestment of income and capital gain distributions. The performance data shown reflects a voluntary waiver made by the Adviser.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Bloomberg Barclays 1-3 Year US Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.  One cannot invest directly in an index.

Pemberwick Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Pemberwick Fund

SCHEDULE OF INVESTMENTS
at September 30, 2023 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES – 70.7%	Amount	Value
Communications – 0.4%
Comcast Corp.
3.38%, 08/15/2025	$100,000	$96,202
3.95%, 10/15/2025	125,000	121,311
TWDC Enterprises 18 Corp.
3.15%, 09/17/2025	300,000	287,217
Walt Disney Co.
3.70%, 10/15/2025	250,000	241,446
1.75%, 01/13/2026	300,000	276,381
Total Communications		1,022,557

Consumer Discretionary – 0.7%
American Honda Finance Corp.
3.63%, 10/10/2023	200,000	199,918
3.55%, 01/12/2024	450,000	447,129
Toyota Motor Credit Corp.
0.45%, 01/11/2024	400,000	394,245
2.90%, 04/17/2024	250,000	246,207
3.65%, 08/18/2025	300,000	290,335
0.80%, 10/16/2025	300,000	273,103
Total Consumer Discretionary		1,850,937

Consumer Staples – 0.6%
Brown-Forman Corp.
3.50%, 04/15/2025	300,000	290,652
PepsiCo, Inc.
3.60%, 03/01/2024	100,000	99,218
2.75%, 04/30/2025	300,000	287,977
Philip Morris International, Inc.
1.50%, 05/01/2025	300,000	280,878
Target Corp.
3.50%, 07/01/2024	250,000	245,927
2.25%, 04/15/2025	250,000	238,316
Total Consumer Staples		1,442,968

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Energy – 0.8%
Baker Hughes Holdings LLC
1.23%, 12/15/2023	$300,000	$297,049
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	242,546
3.12%, 05/04/2026	300,000	283,641
Chevron Corp.
1.55%, 05/11/2025	300,000	282,339
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	300,000	291,948
Exxon Mobil Corp.
2.99%, 03/19/2025	300,000	289,773
Phillips 66
3.85%, 04/09/2025	300,000	291,918
Total Energy		1,979,214

Financials – 63.2%
Aflac, Inc.
1.13%, 03/15/2026	300,000	269,189
American Express Co.
5.55% (SOFR + 0.23%), 11/03/2023 (b)	1,500,000	1,499,907
6.04% (SOFR + 0.72%), 05/03/2024 (b)	3,285,000	3,288,161
Ameriprise Financial, Inc.
3.00%, 04/02/2025	300,000	287,861
AvalonBay Communities, Inc.
4.20%, 12/15/2023	500,000	498,266
3.50%, 11/15/2024	300,000	292,204
3.50%, 11/15/2025	300,000	286,416
Banco Santander SA
6.54% (SOFR + 1.24%), 05/24/2024 (b)	4,000,000	4,018,754
Bank of America Corp.
5.75% (SOFR + 0.41%), 06/14/2024 (b)	3,000,000	2,995,638
6.04% (SOFR + 0.73%), 10/24/2024 (b)	1,100,000	1,100,474
5.97% (SOFR + 0.66%), 02/04/2025 (b)	2,789,000	2,786,567
6.15% (SOFR + 1.10%), 04/25/2025 (b)	2,623,000	2,627,753
6.64% (SOFR + 1.33%), 04/02/2026 (b)	2,900,000	2,917,134

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Financials – 63.2% (Continued)
Bank of Montreal
5.67% (SOFR + 0.35%), 12/08/2023 (b)	$3,325,000	$3,325,063
6.03% (SOFR + 0.71%), 03/08/2024 (b)	3,273,000	3,277,407
6.03% (SOFR + 0.71%), 12/12/2024 (b)	4,000,000	4,002,813
5.79% (SOFR + 0.47%), 01/10/2025 (b)	1,971,000	1,963,179
Bank of New York Mellon Corp.
5.52% (SOFR + 0.20%), 10/25/2024 (b)	3,735,000	3,722,735
5.94% (SOFR + 0.62%), 04/25/2025 (b)	2,197,000	2,196,364
Bank of Nova Scotia/The
6.28% (SOFR + 0.96%), 03/11/2024 (b)	1,000,000	1,002,246
5.77% (SOFR + 0.45%), 04/15/2024 (b)	5,920,000	5,919,093
5.73% (SOFR + 0.46%), 01/10/2025 (b)	1,850,000	1,839,735
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	300,000	286,366
Canadian Imperial Bank of Commerce
5.72% (SOFR + 0.40%), 12/14/2023 (b)	7,730,000	7,730,839
5.01% (SOFR + 0.42%), 10/18/2024 (b)	5,000,000	4,983,016
Capital One Financial Corp.
6.00% (SOFR + 0.69%), 12/06/2024 (b)	8,700,000	8,603,683
6.66% (SOFR + 1.35%), 05/09/2025 (b)	1,000,000	994,416
Citigroup, Inc.
6.69% (SOFR + 1.37%), 05/24/2025 (b)	2,220,000	2,229,594
6.01% (SOFR + 0.69%), 01/25/2026 (b)	2,585,000	2,575,422
6.84% (SOFR + 1.53%), 03/17/2026 (b)	9,300,000	9,391,274
ERP Operating LP
3.38%, 06/01/2025	300,000	288,364
Federal Realty OP LP
3.95%, 01/15/2024	217,000	215,684
Goldman Sachs Group, Inc.
7.27% (3 mo Term SOFR + 1.86%), 11/29/2023 (b)	4,800,000	4,809,595
6.71% (SOFR + 1.39%), 03/15/2024 (b)	1,518,000	1,523,525
5.81% (SOFR + 0.49%), 10/21/2024 (b)	6,050,000	6,034,799
6.11% (SOFR + 0.79%), 12/09/2026 (b)	2,000,000	1,987,719
HSBC Holdings PLC
6.73% (SOFR + 1.43%), 03/10/2026 (b)	4,000,000	4,020,631
Loews Corp.
3.75%, 04/01/2026	400,000	383,767

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Financials – 63.2% (Continued)
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	$300,000	$290,861
3.75%, 03/14/2026	300,000	287,738
MetLife, Inc.
3.00%, 03/01/2025	100,000	96,292
3.60%, 11/13/2025	125,000	120,302
Mid-America Apartments LP
3.75%, 06/15/2024	300,000	295,304
4.00%, 11/15/2025	300,000	290,405
Mitsubishi UFJ Financial Group, Inc.
6.69% (SOFR + 1.39%), 09/12/2025 (b)	820,000	826,269
Mizuho Financial Group, Inc.
6.26% (SOFR + 0.96%), 05/22/2026 (b)	4,500,000	4,500,604
Morgan Stanley
5.81% (SOFR + 0.47%), 11/10/2023 (b)	6,441,000	6,441,079
5.79% (SOFR + 0.46%), 01/25/2024 (b)	5,000,000	4,999,496
6.26% (SOFR + 0.95%), 02/18/2026 (b)	1,100,000	1,101,451
Principal Financial Group, Inc.
3.40%, 05/15/2025	300,000	287,719
Prologis LP
3.25%, 06/30/2026	300,000	282,990
2.13%, 04/15/2027	300,000	268,416
Prudential Financial, Inc.
1.50%, 03/10/2026	400,000	363,050
Public Storage
0.88%, 02/15/2026	300,000	269,552
Realty Income Corp.
3.88%, 07/15/2024	296,000	291,277
3.88%, 04/15/2025	150,000	145,683
0.75%, 03/15/2026	400,000	354,500
4.13%, 10/15/2026	300,000	287,640
Royal Bank of Canada
6.19% (3 mo Term SOFR + 0.92%), 10/05/2023 (b)	1,360,000	1,360,027
5.68% (SOFR + 0.36%), 07/29/2024 (b)	3,200,000	3,196,750
5.61% (SOFR + 0.34%), 10/07/2024 (b)	7,461,000	7,437,240
5.76% (SOFR + 0.44%), 01/21/2025 (b)	1,000,000	995,665

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Financials – 63.2% (Continued)
Simon Property Group LP
3.75%, 02/01/2024	$250,000	$247,991
2.00%, 09/13/2024	350,000	337,066
3.38%, 10/01/2024	250,000	243,648
3.50%, 09/01/2025	100,000	96,016
3.30%, 01/15/2026	400,000	379,919
Societe Generale SA
6.37% (SOFR + 1.05%), 01/21/2026 (a) (b)	2,000,000	1,987,638
Truist Bank
5.51% (SOFR + 0.20%), 01/17/2024 (b)	5,900,000	5,880,994
Truist Financial Corp.
5.72% (SOFR + 0.40%), 06/09/2025 (b)	7,000,000	6,846,606
Wells Fargo & Co.
6.64% (SOFR + 1.32%), 04/25/2026 (b)	3,000,000	3,018,150
Wells Fargo Bank NA
6.12% (SOFR + 0.80%), 08/01/2025 (b)	4,000,000	4,008,488
Total Financials		164,012,479

Health Care – 1.1%
Abbott Laboratories
3.88%, 09/15/2025	250,000	243,401
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	125,000	124,723
0.75%, 11/13/2025	300,000	272,742
3.20%, 06/15/2026	300,000	284,689
Gilead Sciences, Inc.
3.50%, 02/01/2025	300,000	291,498
Novartis Capital Corp.
3.40%, 05/06/2024	50,000	49,338
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	300,000	286,097
UnitedHealth Group, Inc.
3.50%, 02/15/2024	260,000	257,864
5.15%, 10/15/2025	300,000	299,187
3.70%, 12/15/2025	400,000	385,794
3.10%, 03/15/2026	350,000	332,344
Total Health Care		2,827,677

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Industrials – 1.1%
Boeing Co.
2.85%, 10/30/2024	$100,000	$96,643
2.50%, 03/01/2025	100,000	95,231
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	96,698
7.00%, 12/15/2025	215,000	222,189
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	300,000	289,036
0.80%, 11/13/2025	300,000	272,509
Caterpillar, Inc.
3.40%, 05/15/2024	60,000	59,169
John Deere Capital Corp.
0.40%, 10/10/2023	300,000	299,686
2.65%, 06/24/2024	250,000	244,703
4.05%, 09/08/2025	300,000	293,140
0.70%, 01/15/2026	300,000	270,551
5.05%, 03/03/2026	300,000	298,309
PACCAR Financial Corp.
2.15%, 08/15/2024	300,000	291,041
Total Industrials		2,828,905

Technology – 0.6%
Apple, Inc.
3.20%, 05/13/2025	150,000	145,112
International Business Machines Corp.
3.63%, 02/12/2024	100,000	99,193
3.00%, 05/15/2024	250,000	245,801
7.00%, 10/30/2025	150,000	154,340
Intuit, Inc.
0.95%, 07/15/2025	300,000	276,578
Lam Research Corp.
3.75%, 03/15/2026	300,000	288,782
Xilinx, Inc.
2.95%, 06/01/2024	345,000	338,096
Total Technology		1,547,902

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Utilities – 2.2%
Arizona Public Service Co.
3.35%, 06/15/2024	$350,000	$343,132
3.15%, 05/15/2025	300,000	287,634
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	250,000	249,346
3.50%, 02/01/2025	200,000	194,043
Commonwealth Edison Co.
3.10%, 11/01/2024	300,000	291,438
Duke Energy Progress LLC
3.25%, 08/15/2025	100,000	96,117
Entergy Arkansas LLC
3.70%, 06/01/2024	300,000	295,687
Entergy Louisiana LLC
5.40%, 11/01/2024	100,000	99,582
Georgia Power Co.
3.25%, 04/01/2026	300,000	283,076
Louisville Gas and Electric Co.
3.30%, 10/01/2025	150,000	143,481
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	285,099
4.45%, 03/13/2026	300,000	293,150
PacifiCorp
3.60%, 04/01/2024	210,000	207,438
PECO Energy Co.
3.15%, 10/15/2025	428,000	409,459
Potomac Electric Power Co.
3.60%, 03/15/2024	140,000	138,614
Public Service Electric and Gas Co.
3.75%, 03/15/2024	350,000	346,580
3.00%, 05/15/2025	175,000	168,128
0.95%, 03/15/2026	300,000	270,457
Southern California Edison Co.
3.50%, 10/01/2023	300,000	300,000
1.10%, 04/01/2024	300,000	293,063
Virginia Electric and Power Co.
3.15%, 01/15/2026	300,000	284,395

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Utilities – 2.2% (Continued)
Wisconsin Electric Power Co.
2.05%, 12/15/2024	$350,000	$334,485
Total Utilities		5,614,404
TOTAL CORPORATE BONDS AND NOTES
(Cost $183,722,581)		183,127,043

COLLATERALIZED
MORTGAGE OBLIGATIONS – 1.4%
Federal Home Loan Mortgage Corporation REMICS – 0.5%
Series 2989, Class TG, 5.00%, 06/15/2025	1,750	1,735
Series 3002, Class YD, 4.50%, 07/15/2025	10,881	10,694
Series 3775, Class EM, 3.50%, 11/15/2025	6,550	6,389
Series 4266, Class BG, 2.50%, 04/15/2026	16,807	16,137
Series 3970, Class HB, 3.00%, 12/15/2026	82,602	79,848
Series 4020, Class PA, 2.75%, 03/15/2027	11,573	11,151
Series 2097, Class PZ, 6.00%, 11/15/2028	71,076	70,844
Series 2091, Class PG, 6.00%, 11/15/2028	107,497	107,322
Series 4311, Class TD, 2.50%, 02/15/2029	57,805	55,372
Series 2526, Class FI, 6.43%
(30 day avg SOFR US + 1.11%), 02/15/2032 (b)	18,458	18,557
Series 4203, Class DM, 3.00%, 04/15/2033	45,551	43,515
Series 4363, Class EJ, 4.00%, 05/15/2033	76,456	74,181
Series 2682, Class LD, 4.50%, 10/15/2033	21,245	20,470
Series 4453, Class DA, 3.50%, 11/15/2033	38,700	37,629
Series 2759, Class TC, 4.50%, 03/15/2034	142,617	137,451
Series 2933, Class HD, 5.50%, 02/15/2035	2,575	2,550
Series 4417, Class EG, 2.50%, 01/15/2040	65,778	64,454
Series 3786, Class NA, 4.50%, 07/15/2040	10,123	9,822
Series 4045, Class HC, 2.00%, 07/15/2041	1,491	1,467
Series 4002, Class LB, 2.00%, 09/15/2041	53,779	49,227
Series 4171, Class NG, 2.00%, 06/15/2042	71,956	62,015
Series 4309, Class JD, 2.00%, 10/15/2043	12,069	10,693
Series 4716, Class PA, 3.00%, 07/15/2044	72,269	68,176
Series 4472, Class MA, 3.00%, 05/15/2045	279,831	251,969
Series 4949, Class PM, 2.50%, 02/25/2050	157,613	125,730
		1,337,398

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value
Federal National Mortgage Association REMICS – 0.7%
Series 2005-40, Class YG, 5.00%, 05/25/2025	$1,923	$1,887
Series 2011-110, Class CY, 3.50%, 11/25/2026	110,631	107,115
Series 2007-27, Class MQ, 5.50%, 04/25/2027	1,250	1,228
Series 2012-66, Class HE, 1.50%, 06/25/2027	9,270	8,816
Series 2012-101, Class AB, 1.50%, 06/25/2027	20,794	20,029
Series 2012-148, Class BQ, 1.25%, 01/25/2028	50,063	47,023
Series 2013-124, Class BD, 2.50%, 12/25/2028	17,869	17,322
Series 2014-8, Class DA, 4.00%, 03/25/2029	18,130	17,698
Series 2002-56, Class PE, 6.00%, 09/25/2032	50,261	50,443
Series 2013-72, Class HG, 3.00%, 04/25/2033	101,126	95,002
Series 2003-127, Class EG, 6.00%, 12/25/2033	64,692	65,007
Series 2004-60, Class AB, 5.50%, 04/25/2034	3,842	3,828
Series 2005-48, Class AU, 5.50%, 06/25/2035	28,607	28,260
Series 2005-64, Class PL, 5.50%, 07/25/2035	7,051	6,973
Series 2005-68, Class PG, 5.50%, 08/25/2035	7,159	7,073
Series 2005-83, Class LA, 5.50%, 10/25/2035	3,350	3,338
Series 2006-57, Class AD, 5.75%, 06/25/2036	1,381	1,372
Series 2011-9, Class LH, 3.50%, 01/25/2039	16,675	16,498
Series 2010-68, Class EP, 4.50%, 12/25/2039	1,592	1,578
Series 2014-19, Class HA, 2.00%, 06/25/2040	20,536	19,136
Series 2011-146, Class LX, 3.50%, 10/25/2040	112,682	108,097
Series 2010-123, Class BP, 4.50%, 11/25/2040	61,334	58,495
Series 2012-31, Class NP, 2.00%, 04/25/2041	2,750	2,705
Series 2012-38, Class PA, 2.00%, 09/25/2041	21,047	18,841
Series 2013-18, Class PA, 2.00%, 11/25/2041	69,097	62,793
Series 2012-102, Class HA, 2.00%, 02/25/2042	48,174	43,159
Series 2012-90, Class DA, 1.50%, 03/25/2042	26,060	22,589
Series 2012-134, Class VP, 3.00%, 10/25/2042	60,072	57,968
Series 2012-139, Class JA, 3.50%, 12/25/2042	165,789	149,489
Series 2013-6, Class LD, 2.00%, 02/25/2043	34,154	28,535
Series 2013-14, Class QD, 1.50%, 03/25/2043	26,505	21,460
Series 2016-8, Class PC, 2.50%, 10/25/2044	172,588	156,171
Series 2016-105, Class PA, 3.50%, 04/25/2045	165,165	155,103
Series 2016-60, Class Q, 1.75%, 09/25/2046	69,921	60,679
Series 2017-77, Class BA, 2.00%, 10/25/2047	58,701	50,976
Series 2019-33, Class N, 3.00%, 03/25/2048	363,280	327,281
		1,843,967

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
	Amount	Value

Government National Mortgage Association REMICS – 0.2%
Series 2013-88, Class WA, 4.63%, 06/20/2030 (c)	$2,928	$2,908
Series 2007-11, Class PE, 5.50%, 03/20/2037	23,118	22,853
Series 2009-10, Class DE, 5.00%, 04/16/2038	65,459	65,006
Series 2010-112, Class NG, 2.25%, 09/16/2040	65,896	58,978
Series 2013-64, Class LP, 1.50%, 08/20/2041	107,031	94,902
Series 2013-56, Class AP, 2.00%, 11/16/2041	63,486	55,426
Series 2012-106, Class MA, 2.00%, 11/20/2041	73,195	65,641
Series 2012-48, Class MA, 2.50%, 04/16/2042	45,680	39,930
		405,644
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $3,875,592)		3,587,009

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.7%
Federal Home Loan Mortgage Corp.
Pool J14494, 4.00%, 02/01/2026	3,788	3,656
Pool J15974, 4.00%, 06/01/2026	1,455	1,404
Pool J17508, 3.00%, 12/01/2026	17,212	16,658
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	28,914	27,361
Pool C91251, 4.50%, 06/01/2029	2,956	2,890
Pool C91281, 4.50%, 12/01/2029	6,290	6,150
Pool C91295, 4.50%, 04/01/2030	3,385	3,310
Pool ZT1361, 3.00%, 05/01/2047	219,537	185,780
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	2,755	2,647
Pool BL5531, 2.33%, 01/01/2027	600,000	547,226
Pool 257204, 5.50%, 05/01/2028	4,318	4,318
Pool MA0142, 4.00%, 08/01/2029	4,810	4,470
Pool MA0919, 3.50%, 12/01/2031	196,954	182,634
Pool BP3785, 2.00%, 03/01/2036	323,251	278,138
Pool AD0249, 5.50%, 04/01/2037	8,210	8,174
Pool AC3237, 5.00%, 10/01/2039	18,563	18,176
Pool BP6567, 3.00%, 08/01/2040	143,643	122,899
Pool FM5719, 3.00%, 06/01/2046	312,931	267,754
Pool FM2014, 3.00%, 11/01/2049	212,190	178,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,125,298)		1,862,062

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

	Principal
U.S. TREASURY OBLIGATIONS – 7.4%	Amount	Value
United States Treasury Notes
0.38%, 10/31/2023	$1,100,000	$1,095,687
0.25%, 11/15/2023	500,000	496,909
2.25%, 12/31/2023	400,000	396,817
2.13%, 03/31/2024	400,000	393,463
2.00%, 04/30/2024	720,000	705,845
2.50%, 05/15/2024	500,000	491,050
0.38%, 07/15/2024	500,000	480,526
1.25%, 08/31/2024	200,000	192,493
0.38%, 09/15/2024	600,000	571,784
1.50%, 10/31/2024	300,000	287,754
1.50%, 11/30/2024	200,000	191,383
1.75%, 12/31/2024	400,000	382,781
2.25%, 12/31/2024	500,000	481,563
1.38%, 01/31/2025	575,000	546,070
2.00%, 02/15/2025	500,000	478,340
0.50%, 03/31/2025	600,000	559,195
0.38%, 04/30/2025	400,000	370,875
2.13%, 05/15/2025	800,000	762,094
0.25%, 05/31/2025	600,000	553,336
0.25%, 06/30/2025	1,000,000	919,180
2.75%, 06/30/2025	500,000	480,156
2.88%, 07/31/2025	500,000	480,508
2.00%, 08/15/2025	800,000	756,031
2.75%, 08/31/2025	500,000	478,730
2.25%, 11/15/2025	820,000	774,900
4.50%, 11/15/2025	400,000	395,828
0.38%, 01/31/2026	1,700,000	1,530,598
2.63%, 01/31/2026	200,000	189,879
6.00%, 02/15/2026	1,900,000	1,942,898
0.75%, 04/30/2026	1,000,000	900,977
0.75%, 05/31/2026	1,000,000	898,242
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,935,575)		19,185,892

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2023 (Unaudited)

SHORT-TERM INVESTMENTS – 19.3%	Shares	Value
Money Market Fund – 9.5%
First American Government
Obligations Fund – Class X, 5.26% (c)	24,611,624	$24,611,624
Total Money Market Funds		24,611,624

	Principal
	Amount
U.S. Treasury Bills – 9.8%
United States Treasury Bill, 5.303%, 10/5/2023 (d)	$7,000,000	6,996,929
United States Treasury Bill, 5.312%, 10/12/2023 (d)	7,000,000	6,989,748
United States Treasury Bill, 5.361%, 12/7/2023 (d)	10,000,000	9,902,650
United States Treasury Bill, 5.383%, 1/4/2024 (d)	800,000	788,929
United States Treasury Bill, 5.418%, 2/15/2024 (d)	200,000	195,998
United States Treasury Bill, 5.421%, 2/29/2024 (d)	400,000	391,160
Total U.S. Treasury Bills		25,265,414
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,873,861)		49,877,038
TOTAL INVESTMENTS – 99.5%
(Cost $259,532,907)		257,639,044
Other Assets in Excess of Liabilities – 0.5%		1,410,802
TOTAL NET ASSETS – 100.0%		$259,049,846

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REMICS – Real Estate Mortgage Investment Conduits
SOFR – Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $1,987,638 or 0.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(c)	The rate shown represents the 7-day effective yield as of September 30, 2023.
(d)	The rate shown is the effective yield.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2023 (Unaudited)

Assets:
Investments in securities, at value (cost of $259,532,907)	$257,639,044
Fund shares sold	4,334
Dividends and interest	1,658,330
Prepaid expenses and other assets	11,722
Total assets	259,313,430

Liabilities:
Payables:
Securities purchased	—
Distributions to shareholders	145,966
Fund shares redeemed	12,726
Advisory fee	31,369
Administration and fund accounting fees	38,570
Audit fees	10,248
Reports to shareholders	4,167
Compliance fees	2,102
Custody fees	5,495
Transfer agent fees and expenses	7,331
Other accrued expenses	5,610
Total liabilities	263,584

Net assets	$259,049,846

Net assets consist of:
Capital stock	$263,151,991
Total accumulated loss	(4,102,145)
Net assets	$259,049,846

Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	26,205,547
Net asset value, offering price and redemption price per share	$9.89

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF OPERATIONS
Six Months Ended at September 30, 2023 (Unaudited)

Investment income:
Interest income	$6,723,373
Total investment income	6,723,373

Expenses:
Investment advisory fees (Note 4)	319,788
Administration and fund accounting fees (Note 4)	136,491
Transfer agent fees and expenses	31,923
Legal fees	16,656
Custody fees	15,826
Trustees’ fees and expenses	11,174
Audit fees	10,248
Compliance expense	6,222
Federal and state registration fees	3,843
Reports to shareholders	2,013
Other	7,964
Total expenses before waiver from advisor	562,148
Expense waiver from advisor (Note 4)	(127,915)
Net expenses	434,233
Net investment income	$6,289,140

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	$(75,024)
Net change in unrealized appreciation on investments	713,140
Net realized and unrealized gain on investments	638,116
Net increase in net assets resulting from operations	$6,927,256

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
Operations:
Net investment income	$6,289,140	$7,880,495
Net realized loss on investments	(75,024)	(1,323,232)
Net change in appreciation (depreciation)
on investments	713,140	(561,470)
Net increase in net assets
resulting from operations	6,927,256	5,995,793

Distributions:
Distributed earnings	(6,259,846)	(7,948,953)
Total distributions	(6,259,846)	(7,948,953)

Capital Share Transactions:
Proceeds from shares sold	40,557,765	141,747,323
Proceeds from shares issued to
holders in reinvestment of dividends	6,270,679	7,795,366
Cost of shares redeemed	(73,158,706)	(156,172,303)
Net decrease in net assets
from capital share transactions	(26,330,262)	(6,629,614)
Total decrease in net assets	(25,662,852)	(8,582,774)

Net Assets:
Beginning of period	284,712,699	293,295,473
End of period	$259,049,846	$284,712,699

Changes in Shares Outstanding:
Shares sold	4,104,333	14,383,621
Proceeds from shares issued to holders
in reinvestment of dividends	634,595	790,475
Shares redeemed	(7,405,928)	(15,830,667)
Net decrease in shares outstanding	(2,667,000)	(656,571)

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six months
	Ended
	September 30,
	2023	Year Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net Asset Value –
Beginning of period	$9.86	$9.93	$10.05	$9.70	$9.97	$9.98
Income from
Investment Operations:
Net investment income[1]	0.24	0.27	0.04	0.09	0.24	0.26
Net realized and unrealized
gain (loss) on investments	0.08	(0.00)[6]	(0.11)	0.35	(0.27)	(0.01)
Total from
investment operations	0.32	0.27	(0.07)	0.44	(0.03)	0.25

Less Distributions:
Dividends from net
investment income	(0.29)	(0.34)	(0.05)	(0.09)	(0.24)	(0.26)
Total distributions	(0.29)	(0.34)	(0.05)	(0.09)	(0.24)	(0.26)
Net Asset Value –
End of Period	$9.89	$9.86	$9.93	$10.05	$9.70	$9.97

Total Return[2]	2.78%[4]	2.08%	(0.73)%	4.49%	(0.31)%	2.53%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$259,050	$284,713	$293,295	$282,409	$347,755	$365,281
Ratio of operating expenses
to average net assets[3]:
Before reimbursements	0.44%[5]	0.43%	0.42%	0.41%	0.40%	0.39%
After reimbursements	0.34%[5]	0.33%	0.32%	0.31%	0.30%	0.29%
Ratio of net investment income
to average net assets[3]:
Before reimbursements	4.80%[5]	2.65%	0.35%	0.77%	2.33%	2.51%
After reimbursements	4.90%[5]	2.75%	0.45%	0.87%	2.43%	2.61%
Portfolio turnover rate	20%[4]	55%	43%	13%	30%	24%

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
[4]	Not an annualized figure.
[5]	Annualized figure.
[6]	Less than (0.01) per share.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund. The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund. The Fund changed its fiscal year end from April 30 to March 31 in 2017. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5.  Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight.  As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$183,127,043	$—	$183,127,043
Collateralized
Mortgage Obligations	—	3,587,009	—	3,587,009
U.S. Government
Agency Obligations	—	1,862,062	—	1,862,062
U.S. Treasury Obligations	—	19,185,892	—	19,185,892
Short-Term Investments	49,877,038	—	—	49,877,038
Total Investments
in Securities	$49,877,038	$207,762,006	$—	$257,639,044

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the six months ended September 30, 2023, the Fund incurred $319,788 in advisory fees. Advisory fees payable at September 30, 2023 for the Fund were $31,369. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund. The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the six months ended September 30, 2023, the Advisor voluntarily waived fees in the amount of $127,915. The fees waived by the Advisor are not subject to recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended September 30, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance and custody fees:

Administration and fund accounting	$136,491
Custody	$ 15,826
Transfer agency	$ 31,923
Compliance	$ 6,222

At September 30, 2023, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees, compliance and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$38,570
Custody	$ 5,495
Transfer agency	$ 7,331
Compliance	$ 2,102

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended September 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
U.S. Government Obligations	$ 3,888,461
Other	$79,830,175

Sales
U.S. Government Obligations	$ 2,784,896
Other	$44,948,758

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$264,639,253
Gross unrealized appreciation	265,374
Gross unrealized depreciation	(2,914,497)
Net unrealized depreciation	(2,649,123)
Undistributed ordinary income	131,170
Undistributed long-term capital gain	—
Total distributable earnings	68,382
Capital loss carry-forwards	(2,083,828)
Other accumulated gains/(losses)	(167,773)
Total accumulated earnings/(losses)	$(4,769,554)

At March 31, 2023, the Fund had short-term tax basis capital losses of $719,804 with no expiration date and long-term tax basis capital losses of $1,364,744 with no expiration date.

The tax character of distributions paid during the year ended March 31, 2023, and the year ended March 31, 2022 was as follows:

	Year Ended	Year Ended
	March 31, 2023	March 31, 2022
Ordinary income	$7,948,953	$1,331,542

NOTE 7 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk: Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Concentration Risk: By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

Fixed Income Market Risks: Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk: The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk: Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment Risk: In times of declining interest rates, some of the Fund’s higher yielding securities may be prepaid, and the Fund would have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 8 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023 (Unaudited)

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As of September 30, 2023, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.

NOTE 10 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Pemberwick Fund

EXPENSE EXAMPLE
September 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pemberwick Fund

EXPENSE EXAMPLE (Continued)
September 30, 2023 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2023	9/30/2023	4/1/2023 – 9/30/2023
Actual
Total Fund	$1,000.00	$1,027.80	$1.72
Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,023.30	$1.72

(1)	Expenses are equal to the fund’s annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

Pemberwick Fund

NOTICE TO SHAREHOLDERS
at September 30, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-893-4491 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-893-4491.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-888-893-4491.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-893-4491 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Pemberwick Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

(This Page Intentionally Left Blank.)

Investment Advisor
Pemberwick Investment Advisors LLC
777 West Putnam Avenue
Greenwich, CT 06830

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 893-4491

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/04/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/04/2023

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date        12/04/2023

* Print the name and title of each signing officer under his or her signature.